Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-guarantor Subsidiaries (Comprehensive Income Disclosures) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 113	$ 78	$ 299	$ 342	$ (539)	$ 16	$ 521
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
Willis Group Holdings
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	111	77	294	333	(552)	1	508
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
The Other Guarantors
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	118	94	318	354	(486)	(24)	501
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	118	94	318	354	(486)	(24)	501
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	103	84	295	334	(528)	21	1,054
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	103	84	295	334	(528)	21	1,054
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	80	79	143	430	(213)	(50)	1,375
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	78	78	138	421	(226)	(65)	1,362
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(299)	(256)	(751)	(1,109)	1,240	68	(2,917)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	$ (299)	$ (256)	$ (751)	$ (1,109)	$ 1,240	$ 68	$ (2,917)